Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses
Schedule of expenses

Expenses for the company’s insurance and reinsurance companies and non-insurance companies for the years ended December 31 were comprised as follows:

	2025
						Non-insurance
	Insurance and reinsurance companies(1)					companies	Total
				Non-directly
	Directly attributable			attributable
					Total
					expenses of
					insurance
	Insurance		Total directly	Other	and	Non-
	acquisition	Other	attributable	operating	reinsurance	insurance
	cash flows	expenses	expenses	expenses	companies	expenses
Losses on claims, net(2)(3)	—	14,463.5	14,463.5	—	14,463.5	—	14,463.5
Commissions	4,525.8	—	4,525.8	—	4,525.8	—	4,525.8
Cost of sales(4)	—	—	—	—	—	5,194.4	5,194.4
Compensation expense(4)	816.3	1,137.3	1,953.6	916.6	2,870.2	1,391.9	4,262.1
Administrative expense and other(4)	692.0	590.0	1,282.0	714.6	1,996.6	1,610.6	3,607.2
Total	6,034.1	16,190.8	22,224.9	1,631.2	23,856.1	8,196.9	32,053.0

As presented in the consolidated statement of earnings:

Insurance service expenses	6,034.1	20,017.4	26,051.5	—	26,051.5	—	26,051.5
Recoveries of insurance service expenses	—	(3,826.6)	(3,826.6)	—	(3,826.6)	—	(3,826.6)
Other insurance operating expenses and Corporate and other expenses	—	—	—	1,631.2	1,631.2	—	1,631.2
Non-insurance expenses	—	—	—	—	—	8,196.9	8,196.9
Total	6,034.1	16,190.8	22,224.9	1,631.2	23,856.1	8,196.9	32,053.0

	2024
						Non-insurance
	Insurance and reinsurance companies(1)					companies	Total
				Non-directly
	Directly attributable			attributable
					Total
					expenses of
					insurance
	Insurance		Total directly	Other	and	Non-
	acquisition	Other	attributable	operating	reinsurance	insurance
	cash flows	expenses	expenses	expenses	companies	expenses
Losses on claims, net(2)(3)	—	13,336.6	13,336.6	—	13,336.6	—	13,336.6
Commissions	4,039.0	—	4,039.0	—	4,039.0	—	4,039.0
Cost of sales	—	—	—	—	—	4,145.6	4,145.6
Compensation expense	765.4	1,030.5	1,795.9	850.9	2,646.8	1,162.3	3,809.1
Administrative expense and other	630.5	611.6	1,242.1	782.2	2,024.3	1,162.6	3,186.9
Total	5,434.9	14,978.7	20,413.6	1,633.1	22,046.7	6,470.5	28,517.2

As presented in the consolidated statement of earnings:

Insurance service expenses	5,434.9	19,431.9	24,866.8	—	24,866.8	—	24,866.8
Recoveries of insurance service expenses	—	(4,453.2)	(4,453.2)	—	(4,453.2)	—	(4,453.2)
Other insurance operating expenses and Corporate and other expenses	—	—	—	1,633.1	1,633.1	—	1,633.1
Non-insurance expenses	—	—	—	—	—	6,470.5	6,470.5
Total	5,434.9	14,978.7	20,413.6	1,633.1	22,046.7	6,470.5	28,517.2

(1)Includes Life insurance and Run-off, and the group holding companies.

(2)Includes the effects of discounting losses and ceded losses on claims recorded during the year, changes in loss components and changes in risk adjustment.

(3)

Comprised primarily of losses on claims, net during 2025 at Global Insurers and Reinsurers of $7,849.9 (2024 - $6,807.3), North American Insurers of $4,025.0 (2024 - $3,807.6) and International Insurers and Reinsurers of $2,170.5 (2024 - $2,460.9).

(4)

The increase in non-insurance expenses in 2025 compared to 2024 primarily relates to the acquisition of Sleep Country (October 1, 2024) and the consolidation of Meadow Foods (November 29, 2024) and Peak Achievement (December 20, 2024), partially offset by the deconsolidation of The Keg and Boat Rocker. See note 21.